UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Global Bond Enhanced Fund
Class A [TGTRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$64	1.28%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$210,650,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	72
Portfolio Turnover Rate	6.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	407-STSR-0826

Templeton Global Bond Enhanced Fund
Class C [TTRCX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$84	1.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$210,650,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	72
Portfolio Turnover Rate	6.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	507-STSR-0826

Templeton Global Bond Enhanced Fund
Class R [FRRGX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$77	1.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$210,650,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	72
Portfolio Turnover Rate	6.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	808-STSR-0826

Templeton Global Bond Enhanced Fund
Class R6 [FTTRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$43	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$210,650,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	72
Portfolio Turnover Rate	6.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	308-STSR-0826

Templeton Global Bond Enhanced Fund
Advisor Class [TTRZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Enhanced Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$52	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$210,650,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	72
Portfolio Turnover Rate	6.81%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Enhanced Fund	PAGE 1	696-STSR-0826

Templeton Global Bond Fund
Class A [TPINX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,979,703,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	54
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	406-STSR-0826

Templeton Global Bond Fund
Class C [TEGBX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$70	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,979,703,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	54
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	506-STSR-0826

Templeton Global Bond Fund
Class R [FGBRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$63	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,979,703,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	54
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	816-STSR-0826

Templeton Global Bond Fund
Class R6 [FBNRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,979,703,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	54
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	356-STSR-0826

Templeton Global Bond Fund
Advisor Class [TGBAX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$38	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,979,703,033
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	54
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond Fund	PAGE 1	616-STSR-0826

Templeton Sustainable Emerging Markets Bond Fund
Class A [FEMGX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$57	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$23,246,362
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	43
Portfolio Turnover Rate	22.32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	72-STSR-0826

Templeton Sustainable Emerging Markets Bond Fund
Class C [FEMHX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$78	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$23,246,362
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	43
Portfolio Turnover Rate	22.32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	572-STSR-0826

Templeton Sustainable Emerging Markets Bond Fund
Class R [FEMBX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$70	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$23,246,362
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	43
Portfolio Turnover Rate	22.32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	872-STSR-0826

Templeton Sustainable Emerging Markets Bond Fund
Class R6 [FEMRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$43	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$23,246,362
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	43
Portfolio Turnover Rate	22.32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	812-STSR-0826

Templeton Sustainable Emerging Markets Bond Fund
Advisor Class [FEMZX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$45	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$23,246,362
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	43
Portfolio Turnover Rate	22.32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	12-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Income Trust
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
Templeton Global Bond Enhanced Fund
Templeton Global Bond Fund
Templeton Sustainable Emerging Markets Bond Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 33
Notes to Financial Statements 38
Changes In and Disagreements with Accountants 58
Results of Meeting(s) of Shareholders 58
Remuneration Paid to Directors, Officers and Others 58
Board Approval of Management and Subadvisory Agreements 58

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.93 $6.20 $7.15 $7.16 $8.77 $9.98
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.49 0.48 0.40 0.46 0.63
Net realized and unrealized gains (losses) (0.05) 0.74 (0.94) —
c
(1.55) (1.14)
Total from investment operations ........ 0.20 1.23 (0.46) 0.40 (1.09) (0.51)
Less distributions from:
Net investment income .............. (0.25) (0.21) (0.21) — — —
Tax return of capital ................ — (0.29) (0.28) (0.41) (0.52) (0.70)
Total distributions ................... (0.25) (0.50) (0.49) (0.41) (0.52) (0.70)
Net asset value, end of period .......... $6.88 $6.93 $6.20 $7.15 $7.16 $8.77
Total return
d
....................... 2.83% 20.40% (6.74)% 5.88% (12.53)% (5.39)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.29% 1.22% 1.22% 1.16% 1.16% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 1.28% 1.20% 1.20% 1.14% 1.14% 1.16%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.28% 1.20% 1.20% 1.07% 1.14%
f
1.16%
f
Net investment income ............... 7.11% 7.31% 7.08% 5.65% 5.99% 6.67%
Supplemental data
Net assets, end of period (000’s) ........ $106,029 $112,158 $113,102 $163,440 $200,854 $299,056
Portfolio turnover rate ................ 6.81% 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.92 $6.20 $7.15 $7.15 $8.76 $9.96
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.46 0.45 0.37 0.44 0.59
Net realized and unrealized gains (losses) (0.05) 0.73 (0.94) 0.01 (1.56) (1.14)
Total from investment operations ........ 0.18 1.19 (0.49) 0.38 (1.12) (0.55)
Less distributions from:
Net investment income .............. (0.23) (0.20) (0.20) — — —
Tax return of capital ................ — (0.27) (0.26) (0.38) (0.49) (0.65)
Total distributions ................... (0.23) (0.47) (0.46) (0.38) (0.49) (0.65)
Net asset value, end of period .......... $6.87 $6.92 $6.20 $7.15 $7.15 $8.76
Total return
c
....................... 2.62% 19.93% (7.27)% 5.60% (12.92)% (5.72)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.69% 1.62% 1.62% 1.57% 1.57% 1.56%
Expenses net of waiver and payments by
affiliates .......................... 1.68% 1.60% 1.61% 1.54% 1.54% 1.56%
e
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.68% 1.60% 1.61% 1.47% 1.54%
f
1.56%
f
Net investment income ............... 6.71% 6.91% 6.65% 5.23% 5.63% 6.21%
Supplemental data
Net assets, end of period (000’s) ........ $5,625 $6,509 $7,988 $13,725 $19,873 $40,591
Portfolio turnover rate ................ 6.81% 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.94 $6.21 $7.16 $7.17 $8.78 $9.98
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.47 0.47 0.38 0.44 0.61
Net realized and unrealized gains (losses) (0.05) 0.74 (0.95) —
c
(1.55) (1.14)
Total from investment operations ........ 0.19 1.21 (0.48) 0.38 (1.11) (0.53)
Less distributions from:
Net investment income .............. (0.24) (0.20) (0.20) — — —
Tax return of capital ................ — (0.28) (0.27) (0.39) (0.50) (0.67)
Total distributions ................... (0.24) (0.48) (0.47) (0.39) (0.50) (0.67)
Net asset value, end of period .......... $6.89 $6.94 $6.21 $7.16 $7.17 $8.78
Total return
d
....................... 2.69% 20.06% (6.97)% 5.61% (12.74)% (5.54)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.54% 1.48% 1.48% 1.41% 1.41% 1.42%
Expenses net of waiver and payments by
affiliates .......................... 1.53% 1.46% 1.46% 1.39% 1.38% 1.41%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.53% 1.46% 1.46% 1.32% 1.38%
f
1.41%
f
Net investment income ............... 6.86% 7.06% 6.81% 5.41% 5.72% 6.44%
Supplemental data
Net assets, end of period (000’s) ........ $2,109 $2,274 $1,776 $2,789 $3,322 $4,823
Portfolio turnover rate ................ 6.81% 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.93 $6.20 $7.15 $7.16 $8.78 $9.98
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.52 0.51 0.43 0.51 0.66
Net realized and unrealized gains (losses) (0.05) 0.74 (0.94) —
c
(1.58) (1.13)
Total from investment operations ........ 0.21 1.26 (0.43) 0.43 (1.07) (0.47)
Less distributions from:
Net investment income .............. (0.26) (0.23) (0.23) — — —
Tax return of capital ................ — (0.30) (0.29) (0.44) (0.55) (0.73)
Total distributions ................... (0.26) (0.53) (0.52) (0.44) (0.55) (0.73)
Net asset value, end of period .......... $6.88 $6.93 $6.20 $7.15 $7.16 $8.78
Total return
d
....................... 3.04% 20.89% (6.38)% 6.31% (12.27)% (4.91)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.93% 0.88% 0.89% 0.79% 0.85% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.79% 0.83% 0.74% 0.80% 0.77%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.86% 0.79% 0.83% 0.67% 0.80%
f
0.77%
f
Net investment income ............... 7.53% 7.72% 7.37% 6.05% 6.47% 7.01%
Supplemental data
Net assets, end of period (000’s) ........ $12,652 $12,799 $13,307 $31,027 $47,859 $170,830
Portfolio turnover rate ................ 6.81% 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.95 $6.22 $7.17 $7.18 $8.79 $10.00
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.51 0.50 0.41 0.49 0.65
Net realized and unrealized gains (losses) (0.06) 0.73 (0.94) 0.01 (1.56) (1.14)
Total from investment operations ........ 0.20 1.24 (0.44) 0.42 (1.07) (0.49)
Less distributions from:
Net investment income .............. (0.25) (0.21) (0.22) — — —
Tax return of capital ................ — (0.30) (0.29) (0.43) (0.54) (0.72)
Total distributions ................... (0.25) (0.51) (0.51) (0.43) (0.54) (0.72)
Net asset value, end of period .......... $6.90 $6.95 $6.22 $7.17 $7.18 $8.79
Total return
c
....................... 2.95% 20.63% (6.48)% 6.13% (12.28)% (5.14)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.04% 0.97% 0.97% 0.92% 0.92% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 1.03% 0.95% 0.96% 0.90% 0.89% 0.91%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.03% 0.95% 0.96% 0.81% 0.89%
e
0.91%
e
Net investment income ............... 7.39% 7.55% 7.30% 5.84% 6.31% 6.84%
Supplemental data
Net assets, end of period (000’s) ........ $84,236 $74,896 $65,619 $120,166 $203,568 $424,413
Portfolio turnover rate ................ 6.81% 35.71% 29.14% 76.60% 35.05% 23.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Global Bond Enhanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 37,627,701 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,536 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 77.2%
Brazil 8.5%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 48,131,000 BRL 8,107,577
10% , 1/01/33 .................. 37,316,000 BRL 6,005,993
F , 10% , 1/01/29 ................ 21,577,000 BRL 3,855,765
17,969,335
Colombia 2.9%
Colombia Titulos de Tesoreria ,
B , 6.25% , 7/09/36 .............. 1,190,100,000 COP 238,468
B , 9.25% , 5/28/42 .............. 24,606,100,000 COP 5,872,167
6,110,635
Dominican Republic 3.5%
c
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,370,000 2,137,385
Senior Bond , 144A, 6.4% , 6/05/49 .. 580,000 568,893
Senior Bond , 144A, 5.875% , 1/30/60 5,340,000 4,728,570
7,434,848
Ecuador 4.2%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 9,536,000 8,777,888
Egypt 3.4%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 199,700,000 EGP 4,079,067
c
Senior Bond , 144A, 8.75% , 9/30/51 . 1,080,000 1,071,074
c
Senior Bond , 144A, 7.5% , 2/16/61 .. 2,370,000 2,052,491
7,202,632
Ghana 0.6%
c
Ghana Government Bond ,
Senior Bond , 144A, 5% , 7/03/35 .... 440,000 408,517
Senior Bond , 144A, 1.5% , 1/03/37 .. 1,400,000 832,714
1,241,231
Greece 1.1%
c
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 968,000 EUR 1,180,252

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece (continued)
c
Greece Government Bond, (continued)
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 1,095,000 EUR $ 1,257,770
2,438,022
India 8.8%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 1,047,450,000 INR 11,433,668
Senior Bond , 7.18% , 8/14/33 ...... 311,900,000 INR 3,388,655
Senior Bond , 7.1% , 4/08/34 ....... 106,150,000 INR 1,145,715
Senior Bond , 6.79% , 10/07/34 ..... 245,100,000 INR 2,597,422
18,565,460
Kazakhstan 4.6%
Kazakhstan MEOKAM , 15.35% ,
11/18/27 ..................... 50,500,000 KZT 106,209
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 171,400,000 KZT 337,846
15.3% , 3/03/29 ................ 252,400,000 KZT 531,554
10.55% , 7/28/29 ................ 315,300,000 KZT 588,813
11% , 2/04/30 .................. 41,000,000 KZT 76,717
12% , 3/07/30 .................. 983,370,000 KZT 1,890,265
12% , 2/22/31 .................. 844,030,000 KZT 1,639,849
10.3% , 3/17/31 ................ 224,900,000 KZT 402,966
14% , 5/12/31 .................. 60,600,000 KZT 121,910
Senior Bond , 5% , 4/18/28 ........ 494,200,000 KZT 872,664
Senior Bond , 5.5% , 9/20/28 ....... 724,300,000 KZT 1,215,940
Senior Bond , 7.68% , 8/13/29 ...... 1,052,000,000 KZT 1,817,607
9,602,340
Malaysia 10.9%
Malaysia Government Bond ,
3.502% , 5/31/27 ................ 4,190,000 MYR 1,031,344
3.899% , 11/16/27 ............... 77,940,000 MYR 19,312,127
3.885% , 8/15/29 ................ 9,526,000 MYR 2,378,391
4.498% , 4/15/30 ................ 825,000 MYR 210,606
22,932,468
Mexico 4.2%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 30,340,000 MXN 1,760,290
M , 8.5% , 2/28/30 ............... 36,640,000 MXN 2,109,881
M , 7.75% , 5/29/31 .............. 33,600,000 MXN 1,867,930
M , Senior Bond , 8.5% , 5/31/29 ..... 54,620,000 MXN 3,165,952
8,904,053
Norway 4.3%
c
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 91,433,000 NOK 9,081,568
Panama 3.4%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 1,110,000 1,174,935
Senior Bond , 6.7% , 1/26/36 ....... 4,850,000 5,228,543

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond , 6.875% , 1/31/36 ..... 665,000 $ 726,928
7,130,406
South Africa 8.0%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 35,410,000 ZAR 2,241,544
8.5% , 1/31/37 ................. 82,266,000 ZAR 4,999,839
9% , 1/31/40 ................... 109,760,000 ZAR 6,777,653
8.75% , 1/31/44 ................ 47,576,700 ZAR 2,850,587
16,869,623
Spain 3.5%
c
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 3,169,000 EUR 3,736,627
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 3,200,000 EUR 3,641,034
7,377,661
Supranational 5.3%
c,d
European Investment Bank , Senior
Note , 144A, 6.5% , 5/02/32 ........ 183,000,000 INR 1,896,035
d
International Bank for Reconstruction
& Development , Senior Note , 12% ,
7/16/27 ...................... 16,040,000,000 COP 4,622,573
d
International Finance Corp. , 8.25% ,
9/18/28 ...................... 16,912,000,000 COP 4,562,136
11,080,744
Total Foreign Government and Agency Securities (Cost $ 153,732,011 ) .............
162,718,914
U.S. Government and Agency Securities 6.7%
United States 6.7%
U.S. Treasury Notes , 3.875%, 6/30/30 . 14,230,000 14,066,577
Total U.S. Government and Agency Securities (Cost $ 14,186,384 ) .................
14,066,577
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 34,895
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
34,895
Total Long Term Investments (Cost $ 214,858,931 ) ...............................
176,820,386

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 14.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.9%
Egypt 3.9%
f
Egypt Treasury Bills ,
2 .13% , 7/07/26 ................ 96,600,000 EGP $ 1,965,399
12 .28% , 7/14/26 ................ 72,325,000 EGP 1,465,118
17 .18% , 8/18/26 ................ 13,075,000 EGP 260,050
39 .96% , 9/22/26 ................ 107,800,000 EGP 2,096,446
20 .61% , 10/13/26 ............... 34,225,000 EGP 657,119
22 .64% , 1/12/27 ................ 26,575,000 EGP 481,564
23 .24% , 3/23/27 ................ 48,475,000 EGP 842,056
23 .2% , 6/29/27 ................ 31,625,000 EGP 521,374
8,289,126
Nigeria 2.0%
f
Nigeria OMO Bills ,
16 .2% , 8/18/26 ................ 2,955,000,000 NGN 2,094,786
16 .65% , 8/25/26 ................ 24,000,000 NGN 16,950
16 .97% , 9/01/26 ................ 41,000,000 NGN 28,849
17 .2% , 9/08/26 ................ 2,922,000,000 NGN 2,048,548
4,189,133
Total Foreign Government and Agency Securities (Cost $ 12,441,164 ) ..............
12,478,259
Shares
Money Market Funds 8.5%
United States 8.5%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 17,817,523 17,817,523
Total Money Market Funds (Cost $ 17,817,523 ) ..................................
17,817,523
a a a a a
Total Short Term Investments (Cost $ 30,258,687 ) ................................
30,295,782
a a a
Total Investments (Cost $ 245,117,618 ) 98.3% ...................................
$207,116,168
Other Assets, less Liabilities 1.7% .............................................
3,534,715
Net Assets 100.0% ...........................................................
$210,650,883
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $41,370,818, representing 19.6% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 978,718 182,916 7/02/26 $ 6,674 $ —
Brazilian Real ...... JPHQ Sell 978,719 189,417 7/02/26 — (172)
Thai Baht ......... HSBK Buy 85,729,000 2,570,585 7/02/26 10,021 —
Thai Baht ......... HSBK Sell 85,729,000 2,619,431 7/02/26 38,825 —
Chinese Yuan ...... DBAB Sell 44,370,000 6,545,667 7/10/26 8,216 —
Columbian Peso .... CITI Sell 9,722,032,000 2,615,735 7/10/26 — (222,982)
Columbian Peso .... CITI Sell 8,777,642,250 2,272,894 7/14/26 — (287,615)
Euro ............. BNDP Sell 791,000 930,452 7/14/26 26,201 —
Euro ............. BOFA Sell 712,467 838,029 7/14/26 23,554 —
Chinese Yuan ...... HSBK Sell 7,593,703 1,118,881 7/15/26 — (355)
Columbian Peso .... BNDP Sell 5,052,525,750 1,320,763 7/15/26 — (152,745)
Euro ............. BZWS Sell 833,533 979,318 7/16/26 26,360 —
Euro ............. JPHQ Sell 5,744,604 6,673,346 7/16/26 105,681 —
Japanese Yen ...... MSCO Buy 763,150,000 5,034,499 7/27/26 — (331,131)
Thai Baht ......... HSBK Sell 61,505,000 1,871,017 8/03/26 14,489 —
Japanese Yen ...... MSCO Buy 1,968,141,000 12,726,503 8/10/26 — (582,662)
Chinese Yuan ...... JPHQ Sell 62,318,149 9,219,752 8/21/26 11,019 —
Australian Dollar .... JPHQ Buy 26,966,000 19,201,545 8/26/26 — (550,812)
Mexican Peso ...... BNDP Buy 59,812,208 3,430,740 8/31/26 — (27,872)
Mexican Peso ...... HSBK Buy 93,910,542 5,385,088 8/31/26 — (42,279)
Brazilian Real ...... JPHQ Buy 978,719 186,650 9/02/26 63 —
Mexican Peso ...... BNDP Buy 21,736,436 1,236,366 9/10/26 — (725)
Mexican Peso ...... HSBK Buy 31,153,000 1,772,706 9/10/26 — (1,765)
Chinese Yuan ...... JPHQ Sell 34,490,000 5,119,422 9/16/26 12,593 —
South Korean Won .. DBAB Buy 28,961,490,000 19,050,478 9/16/26 — (306,747)
Thai Baht ......... DBAB Sell 73,081,000 2,245,206 9/16/26 31,141 —
Thai Baht ......... HSBK Sell 82,875,000 2,544,598 9/16/26 33,813 —
Japanese Yen ...... MSCO Buy 2,166,587,000 13,823,796 9/17/26 — (413,929)
Thai Baht ......... HSBK Sell 85,729,000 2,578,316 10/01/26 — (22,317)
Thai Baht ......... CITI Sell 97,728,000 2,993,613 10/02/26 28,684 —
Thai Baht ......... HSBK Sell 85,293,000 2,619,435 10/02/26 31,766 —
Thai Baht ......... CITI Sell 97,225,000 2,993,616 10/05/26 43,052 —
Thai Baht ......... DBAB Sell 73,010,000 2,245,232 10/05/26 29,540 —
Norwegian Krone ... MSCO Buy 9,256,000 969,426 10/13/26 — (35,729)
Euro ............. DBAB Sell 778,405 8,520,000 NOK 11/12/26 — (35,558)
Australian Dollar .... DBAB Buy 2,173,000 1,512,775 12/15/26 — (12,456)
Australian Dollar .... MSCO Buy 3,360,000 2,338,577 12/15/26 — (18,709)
Japanese Yen ...... MSCO Buy 2,166,587,000 13,763,274 12/16/26 — (245,968)
Total Forward Exchange Contracts ................................................... $481,692 $(3,292,528)
Net unrealized appreciation (depreciation) ............................................ $(2,810,836)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 $ (193,684) $ — $ (193,684)
Total Interest Rate Swap Contracts ................................. $(193,684) $ — $(193,684)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See Abbreviations on page 57 .

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.15 $6.49 $7.77 $7.89 $8.84 $9.80
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.39 0.36 0.29 0.34 0.42
Net realized and unrealized gains (losses) (0.04) 0.68 (1.27) (0.11) (0.88) (0.90)
Total from investment operations ........ 0.14 1.07 (0.91) 0.18 (0.54) (0.48)
Less distributions from:
Net investment income .............. (0.18) (0.09) (0.14) — — —
Tax return of capital ................ — (0.32) (0.23) (0.30) (0.41) (0.48)
Total distributions ................... (0.18) (0.41) (0.37) (0.30) (0.41) (0.48)
Net asset value, end of period .......... $7.11 $7.15 $6.49 $7.77 $7.89 $8.84
Total return
c
....................... 2.01% 16.73% (11.95)% 2.43% (6.17)% (5.06)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.00% 0.99% 0.97% 0.96% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 1.01% 0.97% 0.96% 0.95% 0.94% 0.96%
Net investment income ............... 5.12% 5.62% 5.06% 3.72% 4.14% 4.51%
Supplemental data
Net assets, end of period (000’s) ........ $1,417,955 $1,484,512 $1,496,483 $2,104,823 $2,492,812 $3,478,172
Portfolio turnover rate ................ —% 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.20 $6.53 $7.81 $7.93 $8.88 $9.83
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.31 0.33 0.25 0.31 0.38
Net realized and unrealized gains (losses) (0.04) 0.74 (1.27) (0.10) (0.89) (0.90)
Total from investment operations ........ 0.13 1.05 (0.94) 0.15 (0.58) (0.52)
Less distributions from:
Net investment income .............. (0.17) (0.08) (0.13) — — —
Tax return of capital ................ — (0.30) (0.21) (0.27) (0.37) (0.43)
Total distributions ................... (0.17) (0.38) (0.34) (0.27) (0.37) (0.43)
Net asset value, end of period .......... $7.16 $7.20 $6.53 $7.81 $7.93 $8.88
Total return
c
....................... 1.78% 16.30% (12.26)% 1.99% (6.53)% (5.38)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.44% 1.40% 1.39% 1.37% 1.37% 1.36%
Expenses net of waiver and payments by
affiliates .......................... 1.40% 1.37% 1.36% 1.35% 1.35% 1.36%
e
Net investment income ............... 4.71% 4.47% 4.63% 3.27% 3.78% 4.07%
Supplemental data
Net assets, end of period (000’s) ........ $28,270 $33,784 $44,654 $79,606 $126,600 $224,611
Portfolio turnover rate ................ —% 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.15 $6.49 $7.77 $7.89 $8.84 $9.80
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.38 0.35 0.27 0.32 0.40
Net realized and unrealized gains (losses) (0.04) 0.67 (1.27) (0.11) (0.88) (0.91)
Total from investment operations ........ 0.13 1.05 (0.92) 0.16 (0.56) (0.51)
Less distributions from:
Net investment income .............. (0.17) (0.09) (0.14) — — —
Tax return of capital ................ — (0.30) (0.22) (0.28) (0.39) (0.45)
Total distributions ................... (0.17) (0.39) (0.36) (0.28) (0.39) (0.45)
Net asset value, end of period .......... $7.11 $7.15 $6.49 $7.77 $7.89 $8.84
Total return
c
....................... 1.88% 16.44% (12.17)% 2.18% (6.40)% (5.30)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.25% 1.24% 1.22% 1.21% 1.22%
Expenses net of waiver and payments by
affiliates .......................... 1.26% 1.22% 1.21% 1.20% 1.19% 1.21%
Net investment income ............... 4.87% 5.37% 4.81% 3.48% 3.87% 4.26%
Supplemental data
Net assets, end of period (000’s) ........ $69,938 $73,961 $76,614 $100,333 $111,601 $137,543
Portfolio turnover rate ................ —% 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.10 $6.45 $7.72 $7.85 $8.80 $9.75
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.42 0.39 0.31 0.37 0.45
Net realized and unrealized gains (losses) (0.04) 0.66 (1.26) (0.11) (0.88) (0.89)
Total from investment operations ........ 0.16 1.08 (0.87) 0.20 (0.51) (0.44)
Less distributions from:
Net investment income .............. (0.20) (0.09) (0.15) — — —
Tax return of capital ................ — (0.34) (0.25) (0.33) (0.44) (0.51)
Total distributions ................... (0.20) (0.43) (0.40) (0.33) (0.44) (0.51)
Net asset value, end of period .......... $7.06 $7.10 $6.45 $7.72 $7.85 $8.80
Total return
c
....................... 2.24% 17.16% (11.54)% 2.72% (5.79)% (4.59)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.61% 0.61% 0.60% 0.58% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.58% 0.56% 0.56% 0.56% 0.52% 0.58%
Net investment income ............... 5.55% 6.03% 5.46% 4.09% 4.56% 4.85%
Supplemental data
Net assets, end of period (000’s) ........ $334,740 $343,627 $417,858 $551,986 $688,345 $944,502
Portfolio turnover rate ................ —% 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.11 $6.45 $7.73 $7.85 $8.80 $9.75
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.41 0.38 0.30 0.36 0.44
Net realized and unrealized gains (losses) (0.04) 0.67 (1.27) (0.10) (0.88) (0.89)
Total from investment operations ........ 0.15 1.08 (0.89) 0.20 (0.52) (0.45)
Less distributions from:
Net investment income .............. (0.19) (0.09) (0.15) — — —
Tax return of capital ................ — (0.33) (0.24) (0.32) (0.43) (0.50)
Total distributions ................... (0.19) (0.42) (0.39) (0.32) (0.43) (0.50)
Net asset value, end of period .......... $7.07 $7.11 $6.45 $7.73 $7.85 $8.80
Total return
c
....................... 2.15% 17.14% (11.79)% 2.71% (5.95)% (4.74)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.75% 0.74% 0.72% 0.72% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.71% 0.71% 0.70% 0.69% 0.71%
Net investment income ............... 5.38% 5.87% 5.28% 3.96% 4.41% 4.74%
Supplemental data
Net assets, end of period (000’s) ........ $1,128,799 $1,068,872 $953,070 $1,743,989 $2,284,522 $3,641,639
Portfolio turnover rate ................ —% 23.19% 30.80% 104.28% 16.01% 28.44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Global Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 74.5%
Australia 10.4%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 41,549,000 AUD $ 23,987,480
a
Senior Bond, Reg S, 1.75%, 3/20/34 94,524,000 AUD 51,612,821
a
Queensland Treasury Corp., Senior
Bond, 144A, Reg S, 1.75%, 7/20/34 . 218,298,000 AUD 117,578,290
Treasury Corp. of Victoria ,
Senior Bond, 2.25%, 11/20/34 ..... 44,262,000 AUD 24,517,063
Senior Bond, 2%, 11/20/37 ........ 189,652,000 AUD 92,167,313
309,862,967
Brazil 9.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 .................. 909,614,000 BRL 153,222,789
10%, 1/01/33 .................. 361,526,000 BRL 58,187,440
F, 10%, 1/01/29 ................ 349,224,000 BRL 62,405,602
273,815,831
Colombia 3.9%
Colombia Titulos de Tesoreria ,
B, 13.25%, 2/09/33 ............. 79,870,000,000 COP 24,654,745
B, 7.25%, 10/18/34 ............. 148,699,000,000 COP 33,056,166
B, 6.25%, 7/09/36 .............. 41,872,000,000 COP 8,390,176
B, 9.25%, 5/28/42 .............. 206,416,000,000 COP 49,260,514
115,361,601
Egypt 3.0%
a
Egypt Government Bond ,
Senior Bond, 144A, 8.5%, 1/31/47 .. 40,381,000 39,627,641
Senior Bond, 144A, 8.7%, 3/01/49 .. 12,110,000 11,973,174
Senior Bond, 144A, 8.875%, 5/29/50 26,683,000 26,670,212
Senior Bond, 144A, 8.75%, 9/30/51 . 11,130,000 11,038,016
89,309,043
Ghana 0.5%
a
Ghana Government Bond ,
Senior Bond, 144A, 5%, 7/03/35 .... 4,930,000 4,577,251
Senior Bond, 144A, 1.5%, 1/03/37 .. 15,630,000 9,296,656
13,873,907
Greece 1.5%
a
Greece Government Bond ,
Senior Bond, 144A, Reg S, 4.25%,
6/15/33 ...................... 17,701,000 EUR 21,582,271
Senior Bond, 144A, Reg S, 3.375%,
6/15/34 ...................... 20,003,000 EUR 22,976,412
44,558,683
India 7.8%
India Government Bond ,
7.26%, 1/14/29 ................ 1,800,960,000 INR 19,532,997
Senior Bond, 7.26%, 8/22/32 ...... 12,972,780,000 INR 141,607,197
Senior Bond, 7.18%, 8/14/33 ...... 4,011,300,000 INR 43,580,996
Senior Bond, 7.1%, 4/08/34 ....... 456,210,000 INR 4,924,041
Senior Bond, 6.79%, 10/07/34 ..... 1,097,100,000 INR 11,626,402

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Note, 7.1%, 4/18/29 ....... 917,600,000 INR $ 9,930,922
231,202,555
Malaysia 9.2%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 128,309,000 MYR 31,579,903
3.892%, 3/15/27 ................ 19,290,000 MYR 4,757,639
3.502%, 5/31/27 ................ 30,640,000 MYR 7,541,855
3.899%, 11/16/27 ............... 691,620,000 MYR 171,370,969
4.498%, 4/15/30 ................ 97,744,000 MYR 24,952,089
3.582%, 7/15/32 ................ 134,410,000 MYR 33,090,203
273,292,658
Mexico 2.4%
Mexican Bonos Desarr Fixed Rate ,
M, 8.5%, 3/01/29 ............... 852,180,000 MXN 49,442,466
M, Senior Bond, 8.5%, 5/31/29 ..... 408,816,100 MXN 23,696,302
73,138,768
Norway 4.6%
a
Norway Government Bond, Senior
Bond, 144A, Reg S, 1.75%, 2/17/27 . 1,383,486,000 NOK 137,414,522
Panama 4.6%
Panama Government Bond ,
Senior Bond, 2.252%, 9/29/32 ..... 4,920,000 4,135,260
Senior Bond, 3.298%, 1/19/33 ..... 2,130,000 1,891,227
Senior Bond, 6.4%, 2/14/35 ....... 71,380,000 75,555,730
Senior Bond, 6.875%, 1/31/36 ..... 2,790,000 3,049,819
Senior Bond, 8%, 3/01/38 ........ 45,980,000 54,097,769
138,729,805
Serbia 0.5%
Serbia Treasury Bonds, 4.5%, 8/20/32 . 1,617,620,000 RSD 15,132,685
South Africa 8.3%
South Africa Government Bond ,
8.875%, 2/28/35 ................ 776,200,000 ZAR 49,135,448
8.5%, 1/31/37 ................. 1,241,135,000 ZAR 75,431,827
9%, 1/31/40 ................... 1,348,700,000 ZAR 83,281,899
8.75%, 1/31/44 ................ 659,639,000 ZAR 39,522,671
247,371,845
Spain 4.5%
a
Spain Bonos Y Obligaciones del Estado ,
Senior Bond, 144A, Reg S, 3.55%,
10/31/33 ..................... 53,058,000 EUR 62,561,677
Senior Bond, 144A, Reg S, 3.15%,
4/30/35 ...................... 63,830,000 EUR 72,627,258
135,188,935
Supranational 0.9%
a,b
European Investment Bank, Senior
Note, 144A, 6.25%, 7/11/30 ....... 1,840,800,000 INR 18,715,565

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
b
International Bank for Reconstruction
& Development, Senior Note, 6.89%,
2/06/30 ...................... 789,000,000 INR $ 8,226,888
26,942,453
Uruguay 3.2%
c
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 3,464,384,010 UYU 96,220,159
Total Foreign Government and Agency Securities (Cost $2,133,773,473) ...........
2,221,416,417
U.S. Government and Agency Securities 3.2%
United States 3.2%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 53,358,000 50,917,288
4.25%, 11/15/34 ................ 44,776,600 44,343,701
95,260,989
Total U.S. Government and Agency Securities (Cost $97,521,095) .................
95,260,989
Total Long Term Investments (Cost $2,231,294,568) .............................
2,316,677,406
Short Term Investments 20.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 20.3%
United States 20.3%
d,e
Franklin Institutional U.S. Government
Money Market Fund, 3.597% ...... 605,562,534 605,562,534
Total Money Market Funds (Cost $605,562,534) .................................
605,562,534
a a a a a
Total Short Term Investments (Cost $605,562,534 ) ...............................
605,562,534
a a a
Total Investments (Cost $2,836,857,102) 98.0% ..................................
$2,922,239,940
Other Assets, less Liabilities 2.0% .............................................
57,463,093
Net Assets 100.0% ...........................................................
$2,979,703,033
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $608,251,766, representing 20.4% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Thai Baht ......... HSBK Buy 1,245,120,500 37,334,948 7/02/26 $ 145,539 $ —
Thai Baht ......... HSBK Sell 1,245,120,500 38,044,387 7/02/26 563,900 —
Euro ............. BNDP Sell 14,068,000 16,548,160 7/14/26 465,980 —
Euro ............. BOFA Sell 28,963,456 34,067,831 7/14/26 957,543 —
Chinese Yuan ...... HSBK Sell 547,251,250 80,633,819 7/15/26 — (25,578)
Euro ............. BZWS Sell 33,872,544 39,796,852 7/16/26 1,071,197 —
Euro ............. JPHQ Sell 33,876,000 39,805,655 7/16/26 1,076,049 —
Serbian Dinar ...... DBAB Buy 896,483,143 8,843,499 7/20/26 — (121,267)
Chinese Yuan ...... MSCO Sell 1,102,153,000 159,911,698 7/27/26 — (2,668,594)
Japanese Yen ...... MSCO Buy 2,362,790,000 15,587,321 7/27/26 — (1,025,217)
Thai Baht ......... HSBK Sell 893,297,500 27,174,614 8/03/26 210,442 —
Serbian Dinar ...... DBAB Buy 2,253,654,000 22,608,888 8/05/26 — (691,321)
Japanese Yen ...... MSCO Buy 34,157,438,800 220,870,738 8/10/26 — (10,112,202)
Chinese Yuan ...... JPHQ Sell 259,117,222 38,335,487 8/21/26 45,815 —
Mexican Peso ...... BNDP Buy 2,389,798,478 134,279,935 8/31/26 2,102,726 (420,979)
Mexican Peso ...... HSBK Buy 1,139,725,665 65,354,990 8/31/26 — (513,113)
Mexican Peso ...... BNDP Buy 328,304,649 18,673,939 9/10/26 — (10,945)
Mexican Peso ...... HSBK Buy 228,255,820 12,988,490 9/10/26 — (12,929)
Serbian Dinar ...... DBAB Buy 1,097,715,000 10,784,114 9/10/26 — (118,506)
Serbian Dinar ...... DBAB Buy 3,134,972,506 30,699,837 9/16/26 — (244,814)
South Korean Won .. DBAB Buy 121,370,556,000 79,835,919 9/16/26 — (1,285,502)
Thai Baht ......... DBAB Sell 1,061,433,000 32,609,509 9/16/26 452,290 —
Thai Baht ......... HSBK Sell 1,203,667,000 36,957,444 9/16/26 491,098 —
Japanese Yen ...... MSCO Buy 37,601,507,000 239,914,470 9/17/26 — (7,183,815)
Chinese Yuan ...... HSBK Sell 212,237,000 31,111,583 9/30/26 — (349,625)
Serbian Dinar ...... DBAB Buy 2,081,824,379 20,270,929 10/01/26 — (55,034)
Thai Baht ......... HSBK Sell 1,245,120,500 37,447,233 10/01/26 — (324,136)
Thai Baht ......... CITI Sell 1,419,406,000 43,479,377 10/02/26 416,612 —
Thai Baht ......... HSBK Sell 1,238,788,000 38,044,445 10/02/26 461,374 —
Thai Baht ......... CITI Sell 1,412,101,000 43,479,430 10/05/26 625,286 —
Thai Baht ......... DBAB Sell 1,060,390,000 32,609,525 10/05/26 429,033 —
Euro ............. MSCO Sell 18,874,126 212,120,000 NOK 10/13/26 — (263,971)
Japanese Yen ...... BNDP Buy 6,286,725,520 40,186,691 10/16/26 — (1,177,559)
South Korean Won .. JPHQ Buy 16,182,300,000 10,676,453 12/14/26 — (179,205)
Japanese Yen ...... MSCO Buy 37,601,508,000 238,864,094 12/16/26 — (4,268,812)
South Korean Won .. HSBK Buy 196,242,900,000 129,415,384 12/16/26 — (2,108,101)
Total Forward Exchange Contracts ................................................... $9,514,884 $(33,161,225)
Net unrealized appreciation (depreciation) ............................................ $(23,646,341)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 169,510,000 $ (6,673,038) $ — $ (6,673,038)
Total Interest Rate Swap Contracts ................................. $(6,673,038) $ — $(6,673,038)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See Abbreviations on page 57 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.41 $4.62 $5.18 $4.91 $5.82 $6.70
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.46 0.37 0.31 0.26 0.48
Net realized and unrealized gains (losses) (0.05) 0.74 (0.55) 0.27 (0.86) (0.83)
Total from investment operations ........ 0.17 1.20 (0.18) 0.58 (0.60) (0.35)
Less distributions from:
Net investment income .............. (0.24) (0.41) (0.23) (0.02) — —
Tax return of capital ................ — — (0.15) (0.29) (0.31) (0.53)
Total distributions ................... (0.24) (0.41) (0.38) (0.31) (0.31) (0.53)
Net asset value, end of period .......... $5.34 $5.41 $4.62 $5.18 $4.91 $5.82
Total return
c
....................... 3.19% 26.41% (3.70)% 12.13% (10.51)% (5.54)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.30% 2.70% 2.67% 2.66% 2.91% 2.77%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.14% 1.14% 1.12% 1.08% 1.13%
Net investment income ............... 8.33% 8.96% 7.33% 6.13% 4.90% 7.58%
Supplemental data
Net assets, end of period (000’s) ........ $12,389 $14,226 $8,072 $9,849 $10,984 $14,821
Portfolio turnover rate ................ 22.32% 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.41 $4.62 $5.18 $4.91 $5.81 $6.69
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.44 0.35 0.29 0.24 0.45
Net realized and unrealized gains (losses) (0.05) 0.73 (0.55) 0.27 (0.86) (0.83)
Total from investment operations ........ 0.16 1.17 (0.20) 0.56 (0.62) (0.38)
Less distributions from:
Net investment income .............. (0.23) (0.38) (0.22) (0.03) — —
Tax return of capital ................ — — (0.14) (0.26) (0.28) (0.50)
Total distributions ................... (0.23) (0.38) (0.36) (0.29) (0.28) (0.50)
Net asset value, end of period .......... $5.34 $5.41 $4.62 $5.18 $4.91 $5.81
Total return
c
....................... 3.02% 25.85% (4.10)% 11.70% (10.79)% (5.96)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.73% 3.10% 3.06% 3.08% 3.34% 3.13%
Expenses net of waiver and payments by
affiliates .......................... 1.54% 1.54% 1.54% 1.54% 1.54% 1.54%
Net investment income ............... 7.96% 8.56% 6.94% 5.72% 4.52% 7.18%
Supplemental data
Net assets, end of period (000’s) ........ $936 $750 $629 $689 $734 $1,310
Portfolio turnover rate ................ 22.32% 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.41 $4.62 $5.19 $4.92 $5.83 $6.71
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.45 0.37 0.30 0.24 0.48
Net realized and unrealized gains (losses) (0.06) 0.73 (0.57) 0.26 (0.86) (0.83)
Total from investment operations ........ 0.16 1.18 (0.20) 0.56 (0.62) (0.35)
Less distributions from:
Net investment income .............. (0.23) (0.39) (0.22) (0.05) — —
Tax return of capital ................ — — (0.15) (0.24) (0.29) (0.53)
Total distributions ................... (0.23) (0.39) (0.37) (0.29) (0.29) (0.53)
Net asset value, end of period .......... $5.34 $5.41 $4.62 $5.19 $4.92 $5.83
Total return
c
....................... 3.06% 26.08% (4.12)% 11.86% (10.76)% (5.56)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.56% 2.96% 3.20% 2.88% 3.21% 2.81%
Expenses net of waiver and payments by
affiliates .......................... 1.39% 1.39% 1.39% 1.39% 1.39% 1.16%
Net investment income ............... 8.09% 8.72% 7.47% 5.92% 4.59% 7.55%
Supplemental data
Net assets, end of period (000’s) ........ $142 $131 $100 $13 $10 $12
Portfolio turnover rate ................ 22.32% 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.41 $4.62 $5.18 $4.91 $5.83 $6.71
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.48 0.38 0.32 0.26 0.51
Net realized and unrealized gains (losses) (0.06) 0.73 (0.54) 0.27 (0.86) (0.84)
Total from investment operations ........ 0.17 1.21 (0.16) 0.59 (0.60) (0.33)
Less distributions from:
Net investment income .............. (0.24) (0.42) (0.24) (0.04) — —
Tax return of capital ................ — — (0.16) (0.28) (0.32) (0.55)
Total distributions ................... (0.24) (0.42) (0.40) (0.32) (0.32) (0.55)
Net asset value, end of period .......... $5.34 $5.41 $4.62 $5.18 $4.91 $5.83
Total return
c
....................... 3.34% 26.74% (3.40)% 12.47% (10.41)% (5.19)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.20% 2.52% 2.46% 2.47% 2.86% 2.56%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.86% 0.86% 0.86% 0.86% 0.77%
Net investment income ............... 8.63% 9.25% 7.63% 6.44% 5.09% 8.00%
Supplemental data
Net assets, end of period (000’s) ........ $1,797 $1,432 $627 $654 $599 $663
Portfolio turnover rate ................ 22.32% 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.45 $4.65 $5.21 $4.94 $5.85 $6.73
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.48 0.38 0.32 0.27 0.50
Net realized and unrealized gains (losses) (0.06) 0.74 (0.54) 0.27 (0.86) (0.84)
Total from investment operations ........ 0.17 1.22 (0.16) 0.59 (0.59) (0.34)
Less distributions from:
Net investment income .............. (0.24) (0.42) (0.24) (0.15) — —
Tax return of capital ................ — — (0.16) (0.17) (0.32) (0.54)
Total distributions ................... (0.24) (0.42) (0.40) (0.32) (0.32) (0.54)
Net asset value, end of period .......... $5.38 $5.45 $4.65 $5.21 $4.94 $5.85
Total return
c
....................... 3.29% 26.76% (3.43)% 12.35% (10.28)% (5.28)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 2.06% 2.36% 2.58% 2.42% 2.70% 2.51%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.89% 0.89% 0.89% 0.88% 0.89%
Net investment income ............... 8.59% 9.16% 7.48% 6.42% 5.14% 7.83%
Supplemental data
Net assets, end of period (000’s) ........ $7,983 $8,913 $1,281 $5,206 $1,676 $3,063
Portfolio turnover rate ................ 22.32% 50.11% 80.93% 86.75% 58.11% 40.55%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Templeton Income Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 188,190 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $ 301,035 ) ........................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 83.8%
Benin 2.7%
c
Benin Government Bond , Senior Bond ,
144A, 4.95% , 1/22/35 ............ 580,000 EUR 626,647
Brazil 12.2%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/33 .................. 4,370,000 BRL 703,349
10% , 1/01/35 .................. 13,685,000 BRL 2,131,343
2,834,692
Chile 2.4%
c
Chile Bonos Tesoreria Pesos , 144A,
Reg S, 6% , 4/01/33 ............. 495,000,000 CLP 555,040
Colombia 4.8%
Colombia Titulos de Tesoreria , G , 7% ,
3/26/31 ...................... 4,640,500,000 COP 1,117,393
Ecuador 2.5%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 620,300 570,986
Egypt 1.2%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 4,300,000 EGP 87,832
21.762% , 2/17/28 ............... 10,090,000 EGP 201,269
289,101
Hungary 4.8%
Hungary Government Bond , 4.5% ,
5/27/32 ...................... 353,900,000 HUF 1,106,644
Ivory Coast 2.8%
c
Ivory Coast Government Bond , Senior
Note , 144A, 7.625% , 1/30/33 ...... 600,000 642,005
Mexico 4.8%
Mexican Bonos Desarr Fixed Rate ,
Senior Bond , 8% , 5/24/35 ........ 17,430,000 MXN 931,085
Mexico Government Bond , Senior Bond ,
4.875% , 5/19/33 ................ 200,000 190,000
1,121,085

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Namibia 9.5%
Namibia Government Bond ,
9.5% , 7/15/35 ................. 12,610,000 NAD $ 758,904
9.5% , 7/15/37 ................. 25,280,000 NAD 1,455,546
2,214,450
Panama 4.5%
Panama Government Bond ,
Senior Bond , 6.875% , 1/31/36 ..... 530,000 579,356
Senior Bond , 8% , 3/01/38 ........ 400,000 470,620
1,049,976
Peru 2.0%
c
Peru Government Bond , Senior Bond ,
144A, Reg S, 7.6% , 8/12/39 ....... 1,460,000 PEN 457,981
Poland 2.5%
Poland Government Bond , 5% , 10/25/34 2,235,000 PLN 590,835
Serbia 4.6%
Serbia Treasury Bonds ,
4.5% , 8/20/32 ................. 61,640,000 RSD 576,637
5.25% , 7/27/35 ................ 51,160,000 RSD 496,201
1,072,838
Supranational 22.5%
d
Asian Development Bank , Senior Note ,
6.72% , 2/08/28 ................ 130,510,000 INR 1,367,011
d
European Bank for Reconstruction &
Development ,
20.25% , 7/24/26 ................ 600,000,000 NGN 437,740
c
Reg S, 2/26/31 ................. 9,400,000 MXN 340,362
c ,d
European Investment Bank ,
Senior Bond , Reg S, 6.5% , 9/28/32 . 4,770,000 ZAR 277,156
Senior Bond , 144A, 6.875% , 2/28/35 56,000,000 INR 574,574
d
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 10,400,000 MXN 586,117
Senior Note , 10% , 9/16/26 ........ 161,000,000 KZT 333,481
Senior Note , 14.5% , 4/25/28 ...... 106,000,000 KZT 221,437
d
International Finance Corp. ,
15% , 3/16/27 .................. 420,000,000 NGN 308,020
Senior Bond , 9% , 1/22/36 ........ 3,630,000 ZAR 237,733
Senior Note , 13.825% , 10/09/26 .... 6,600,000,000 UZS 555,988
5,239,619
Total Foreign Government and Agency Securities (Cost $ 18,500,698 ) ..............
19,489,292
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 201
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
201
Total Long Term Investments (Cost $ 18,801,733 ) ................................
19,489,493

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 13.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.7%
Egypt 4.7%
f
Egypt Treasury Bills ,
2 .13% , 7/07/26 ................ 30,975,000 EGP $ 630,210
12 .28% , 7/14/26 ................ 8,600,000 EGP 174,214
17 .18% , 8/18/26 ................ 1,275,000 EGP 25,358
19 .98% , 9/22/26 ................ 6,400,000 EGP 124,464
20 .61% , 10/13/26 ............... 4,075,000 EGP 78,240
22 .64% , 1/12/27 ................ 3,150,000 EGP 57,081
1,089,567
Total Foreign Government and Agency Securities (Cost $ 1,091,457 ) ...............
1,089,567
Shares
Money Market Funds 8.6%
United States 8.6%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 1,999,252 1,999,252
Total Money Market Funds (Cost $ 1,999,252 ) ...................................
1,999,252
a a a a a
Total Short Term Investments (Cost $ 3,090,709 ) .................................
3,088,819
a a a
Total Investments (Cost $ 21,892,442 ) 97.1% ....................................
$22,578,312
Other Assets, less Liabilities 2.9% .............................................
668,050
Net Assets 100.0% ...........................................................
$23,246,362
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $4,044,751, representing 17.4% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 1,092,685 204,215 7/02/26 $ 7,451 $ —
Brazilian Real ...... JPHQ Sell 1,092,685 216,751 7/02/26 5,085 —
Thai Baht ......... HSBK Buy 4,925,000 147,676 7/02/26 576 —
Thai Baht ......... HSBK Sell 4,925,000 150,482 7/02/26 2,230 —
Malaysian Ringgit ... GSCO Buy 1,730,000 440,032 7/22/26 — (16,269)
Thai Baht ......... HSBK Sell 3,533,000 107,476 8/03/26 832 —
Mexican Peso ...... BNDP Buy 1,706,454 97,880 8/31/26 — (795)
Mexican Peso ...... HSBK Buy 3,573,998 204,943 8/31/26 — (1,609)
Mexican Peso ...... BNDP Buy 620,188 35,276 9/10/26 — (21)
Mexican Peso ...... HSBK Buy 3,612,000 205,534 9/10/26 — (205)
South Korean Won .. CITI Buy 548,000,000 360,757 9/16/26 — (6,094)
South Korean Won .. DBAB Buy 274,000,000 180,233 9/16/26 — (2,902)
Thai Baht ......... DBAB Sell 4,199,000 129,002 9/16/26 1,789 —
Thai Baht ......... HSBK Sell 4,761,000 146,182 9/16/26 1,942 —
Malaysian Ringgit ... GSCO Buy 1,930,000 475,369 9/17/26 — (1,587)
Malaysian Ringgit ... MSCO Buy 7,080,000 1,744,272 9/17/26 — (6,253)
Thai Baht ......... HSBK Sell 4,925,000 148,120 10/01/26 — (1,282)
Thai Baht ......... CITI Sell 5,615,000 171,999 10/02/26 1,648 —
Thai Baht ......... HSBK Sell 4,900,000 150,484 10/02/26 1,825 —
Thai Baht ......... CITI Sell 5,586,000 171,996 10/05/26 2,474 —
Thai Baht ......... DBAB Sell 4,194,000 128,976 10/05/26 1,697 —
Uruguayan Peso .... CITI Buy 10,200,000 251,821 10/15/26 500 —
Uruguayan Peso .... CITI Sell 10,200,000 249,024 10/15/26 — (3,297)
Uruguayan Peso .... CITI Buy 45,360,000 1,089,450 10/19/26 32,303 —
Uruguayan Peso .... CITI Sell 9,550,000 233,052 10/19/26 — (3,120)
Uruguayan Peso .... HSBK Buy 7,600,000 182,364 10/19/26 5,585 —
Total Forward Exchange Contracts ................................................... $65,937 $(43,434)
Net unrealized appreciation (depreciation) ............................................ $22,503
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note
1
(
c
).
See Note  8  regarding other derivative information.
See Abbreviations on page 57 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (80,931) $ — $ (80,931)
Total Interest Rate Swap Contracts ................................. $(80,931) $ — $(80,931)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $227,300,095 $2,231,294,568 $19,893,190
Cost - Non-controlled affiliates (Note 3 f ) ...................... 17,817,523 605,562,534 1,999,252
Value - Unaffiliated issuers ................................ $189,298,645 $2,316,677,406 $20,579,060
Value - Non-controlled affiliates (Note 3 f ) ...................... 17,817,523 605,562,534 1,999,252
Cash .................................................. 1,369 — —
Foreign currency, at value (cost $ 189,588 , $ 4,485,897 and $ 310,431 , respectively) ............................................ 189,247 4,483,430 313,265
Receivables:
Capital shares sold ...................................... 42,167 1,945,008 34,061
Dividends and interest ................................... 4,630,066 52,311,760 804,064
Foreign tax refund ....................................... — 651 —
Deposits with brokers for:
OTC derivative contracts ................................ 2,031,164 24,028,197 —
Centrally cleared swap contracts .......................... 136,184 4,692,034 32,771
Variation margin on centrally cleared swap contracts ............. — — 1,958
Unrealized appreciation on OTC forward exchange contracts ........ 481,692 9,514,884 65,937
Total assets ........................................ 214,628,057 3,019,215,904 23,830,368
Liabilities:
Payables:
Capital shares redeemed ................................. 183,524 2,087,278 456,457
Management fees ....................................... 112,515 1,189,848 2,879
Distribution fees ........................................ 25,793 336,697 3,095
Transfer agent fees ...................................... 94,864 1,444,352 157
Professional fees ....................................... 67,690 50,526 48,395
Trustees' fees and expenses ............................... 6,680 30,547 1,033
Variation margin on centrally cleared swap contracts ............. 12,186 419,838 —
Unrealized depreciation on OTC forward exchange contracts ........ 3,292,528 33,161,225 43,434
Deferred taxes on unrealized appreciation ...................... 123,598 — 25,649
Accrued expenses and other liabilities ......................... 57,796 792,560 2,907
Total liabilities ....................................... 3,977,174 39,512,871 584,006
Net assets, at value ............................... $210,650,883 $2,979,703,033 $23,246,362
Net assets consist of:
Paid-in capital ........................................... $873,957,015 $5,684,010,124 $27,292,411
Total distributable earnings (losses) ........................... (663,306,132) (2,704,307,091) (4,046,049)
Net assets, at value ............................... $210,650,883 $2,979,703,033 $23,246,362

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value ..................................... $106,029,203 $1,417,955,021 $12,388,810
Shares outstanding ...................................... 15,417,008 199,361,918 2,322,004
Net asset value per share
a ,b
................................ $6.88 $7.11 $5.34
Maximum offering price per share (net asset value per share ÷
96 .25% )
b
.............................................. $7.15 $7.39 $5.55
Class C:
Net assets, at value ..................................... $5,624,705 $28,270,116 $935,627
Shares outstanding ...................................... 818,642 3,947,770 175,353
Net asset value and maximum offering price per share
a ,b
.......... $6.87 $7.16 $5.34
Class R:
Net assets, at value ..................................... $2,108,601 $69,938,370 $142,091
Shares outstanding ...................................... 306,146 9,832,306 26,610
Net asset value and maximum offering price per share
b
........... $6.89 $7.11 $5.34
Class R6:
Net assets, at value ..................................... $12,651,908 $334,740,044 $1,796,972
Shares outstanding ...................................... 1,839,432 47,401,536 336,651
Net asset value and maximum offering price per share
b
........... $6.88 $7.06 $5.34
Advisor Class:
Net assets, at value ..................................... $84,236,466 $1,128,799,482 $7,982,862
Shares outstanding ...................................... 12,213,287 159,718,331 1,484,863
Net asset value and maximum offering price per share
b
........... $6.90 $7.07 $5.38
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Income Trust
Financial Statements
Statements of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ........................... $254,860 $10,589,335 $30,676
Interest: (net of foreign taxes of $82,439, $1,418,399 and $5,015, respectively)
Unaffiliated issuers ...................................... 8,559,599 81,436,712 1,151,760
Total investment income ................................. 8,814,459 92,026,047 1,182,436
Expenses:
Management fees (Note 3 a ) ................................. 700,047 7,785,386 106,075
Distribution fees: (Note 3c )
    Class A .............................................. 136,571 1,819,215 16,169
    Class C .............................................. 19,817 99,758 2,838
    Class R .............................................. 5,377 180,045 346
Transfer agent fees: (Note 3e )
    Class A .............................................. 110,209 1,500,401 9,073
    Class C .............................................. 6,141 31,602 635
    Class R .............................................. 2,170 74,236 99
    Class R6 ............................................. 5,657 90,245 2,318
    Advisor Class .......................................... 80,337 1,139,812 6,616
Custodian fees .......................................... 21,353 341,359 5,899
Reports to shareholders fees ................................ 22,016 203,636 4,944
Registration and filing fees .................................. 34,044 91,043 51,841
Professional fees ......................................... 71,539 62,413 57,367
Trustees' fees and expenses ................................ 18,783 203,182 2,433
Other .................................................. 13,358 68,364 10,205
Total expenses ....................................... 1,247,419 13,690,697 276,858
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (15,844) (544,831) (146,687)
Net expenses ....................................... 1,231,575 13,145,866 130,171
Net investment income .............................. 7,582,884 78,880,181 1,052,265
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $105,194, $— and $25,527, respectively)
Unaffiliated issuers .................................... 679,469 12,505,921 (223,087)
Foreign currency transactions .............................. (115,066) 1,494,946 (16,397)
Forward exchange contracts ............................... (557,110) (39,075,108) 67,706
Swap contracts ......................................... (189,377) (1,188,308) 2,754
Net realized gain (loss) ................................ (182,084) (26,262,549) (169,024)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 473,584 17,918,112 (117,153)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (41,568) (960,882) (2,791)
Forward exchange contracts ............................... (2,241,772) (5,935,485) (102,599)
Swap contracts ......................................... 96,335 (1,799,861) (28,177)
Change in deferred taxes on unrealized appreciation ............. 65,513 (34) 5,672
Net change in unrealized appreciation (depreciation) .......... (1,647,908) 9,221,850 (245,048)
Net realized and unrealized gain (loss) .......................... (1,829,992) (17,040,699) (414,072)
Net increase (decrease) in net assets resulting from operations ........ $5,752,892 $61,839,482 $638,193

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton Global Bond Enhanced Fund Templeton Global Bond Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,582,884 $15,253,103 $78,880,181 $176,905,524
Net realized gain (loss) ............ (182,084) (12,796,969) (26,262,549) (154,313,339)
Net change in unrealized appreciation
(depreciation) ................. (1,647,908) 35,475,237 9,221,850 457,211,803
Net increase (decrease) in net
assets resulting from operations . 5,752,892 37,931,371 61,839,482 479,803,988
Distributions to shareholders:
Class A ........................ (3,853,030) (3,554,553) (37,264,545) (18,999,210)
Class C ........................ (201,018) (218,179) (709,294) (449,541)
Class R ........................ (72,786) (56,939) (1,752,915) (918,805)
Class R6 ....................... (477,368) (439,528) (9,518,871) (5,378,087)
Advisor Class ................... (2,928,039) (2,265,529) (30,105,910) (13,696,385)
Distributions to shareholders from tax
return of capital:
Class A ........................ — (4,841,079) — (69,051,642)
Class C ........................ — (297,147) — (1,633,832)
Class R ........................ — (77,548) — (3,339,348)
Class R6 ....................... — (598,610) — (19,546,377)
Advisor Class ................... — (3,085,508) — (49,778,801)
Total distributions to shareholders ..... (7,532,241) (15,434,620) (79,351,535) (182,792,028)
Capital share transactions: (Note 2 )
Class A ........................ (5,300,638) (13,491,855) (58,721,453) (160,235,956)
Class C ........................ (843,730) (2,327,573) (5,407,888) (15,014,339)
Class R ........................ (152,944) 305,647 (3,647,263) (10,192,036)
Class R6 ....................... (43,734) (2,006,047) (7,517,588) (113,169,062)
Advisor Class ................... 10,136,163 1,865,895 67,752,649 17,677,738
Total capital share transactions ....... 3,795,117 (15,653,933) (7,541,543) (280,933,655)
Net increase (decrease) in net
assets ..................... 2,015,768 6,842,818 (25,053,596) 16,078,305
Net assets:
Beginning of period ................ 208,635,115 201,792,297 3,004,756,629 2,988,678,324
End of period ..................... $210,650,883 $208,635,115 $2,979,703,033 $3,004,756,629

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton Sustainable Emerging Markets
Bond Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,052,265 $1,500,210
Net realized gain (loss) ................................................. (169,024) 159,419
Net change in unrealized appreciation (depreciation) ........................... (245,048) 2,083,433
Net increase (decrease) in net assets resulting from operations ................ 638,193 3,743,062
Distributions to shareholders:
Class A ............................................................. (568,281) (880,814)
Class C ............................................................. (40,247) (51,431)
Class R ............................................................. (5,918) (8,908)
Class R6 ............................................................ (78,583) (78,255)
Advisor Class ........................................................ (426,463) (562,454)
Total distributions to shareholders .......................................... (1,119,492) (1,581,862)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,630,956) 4,821,150
Class C ............................................................. 199,822 10,200
Class R ............................................................. 13,236 13,580
Class R6 ............................................................ 390,540 698,397
Advisor Class ........................................................ (696,869) 7,038,885
Total capital share transactions ............................................ (1,724,227) 12,582,212
Net increase (decrease) in net assets ................................... (2,205,526) 14,743,412
Net assets:
Beginning of period ..................................................... 25,451,888 10,708,476
End of period .......................................................... $23,246,362 $25,451,888

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of three separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and apply the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2026, Templeton Sustainable
Emerging Markets Bond Fund had OTC derivatives in a net
liability position by counterparty of $24,925.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 8  regarding other derivative information.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Templeton Global Bond
Enhanced Fund Templeton Global Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 712,407 $4,994,370 7,308,597 $52,965,475
Shares issued in reinvestment of distributions .......... 510,032 3,553,638 4,886,889 35,195,766
Shares redeemed ............................... (1,986,826) (13,848,646) (20,407,604) (146,882,694)
Net increase (decrease) .......................... (764,387) $(5,300,638) (8,212,118) $(58,721,453)
Year ended December 31, 2025
Shares sold
a
................................... 1,469,704 $9,815,010 14,697,707 $102,675,502
Shares issued in reinvestment of distributions .......... 1,146,912 7,651,678 11,898,549 83,222,185
Shares redeemed ............................... (4,669,973) (30,958,543) (49,645,561) (346,133,643)
Net increase (decrease) .......................... (2,053,357) $(13,491,855) (23,049,305) $(160,235,956)
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 22,992 $160,231 296,904 $2,163,011
Shares issued in reinvestment of distributions .......... 28,223 196,558 96,806 702,158
Shares redeemed
a
.............................. (172,575) (1,200,519) (1,138,910) (8,273,057)
Net increase (decrease) .......................... (121,360) $(843,730) (745,200) $(5,407,888)
Year ended December 31, 2025
Shares sold ................................... 87,197 $571,942 556,395 $3,907,239
Shares issued in reinvestment of distributions .......... 76,264 507,151 293,469 2,061,676
Shares redeemed
a
.............................. (512,767) (3,406,666) (2,997,813) (20,983,254)
Net increase (decrease) .......................... (349,306) $(2,327,573) (2,147,949) $(15,014,339)
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 16,176 $113,146 522,738 $3,775,668
Shares issued in reinvestment of distributions .......... 10,396 72,537 243,035 1,750,417
Shares redeemed ............................... (48,005) (338,627) (1,274,089) (9,173,348)
Net increase (decrease) .......................... (21,433) $(152,944) (508,316) $(3,647,263)
Year ended December 31, 2025
Shares sold ................................... 282,466 $1,866,763 1,019,396 $7,088,545
Shares issued in reinvestment of distributions .......... 19,974 133,886 608,057 4,252,686
Shares redeemed ............................... (260,905) (1,695,002) (3,092,545) (21,533,267)
Net increase (decrease) .......................... 41,535 $305,647 (1,465,092) $(10,192,036)
Class R6

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Templeton Global Bond
Enhanced Fund Templeton Global Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 145,351 $1,019,158 5,907,149 $42,395,265
Shares issued in reinvestment of distributions .......... 65,093 453,459 1,155,918 8,267,435
Shares redeemed ............................... (217,382) (1,516,351) (8,046,498) (58,180,288)
Net increase (decrease) .......................... (6,938) $(43,734) (983,431) $(7,517,588)
Year ended December 31, 2025
Shares sold ................................... 392,488 $2,578,277 12,336,038 $84,763,189
Shares issued in reinvestment of distributions .......... 145,146 967,213 3,311,671 22,991,258
Shares redeemed ............................... (836,505) (5,551,537) (32,089,834) (220,923,509)
Net increase (decrease) .......................... (298,871) $(2,006,047) (16,442,125) $(113,169,062)
Advisor Class
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold ................................... 3,554,115 $24,970,990 21,380,608 $154,080,798
Shares issued in reinvestment of distributions .......... 399,724 2,792,803 4,153,643 29,714,338
Shares redeemed ............................... (2,516,428) (17,627,630) (16,198,416) (116,042,487)
Net increase (decrease) .......................... 1,437,411 $10,136,163 9,335,835 $67,752,649
Year ended December 31, 2025
Shares sold ................................... 7,161,127 $48,283,703 47,108,389 $323,128,396
Shares issued in reinvestment of distributions .......... 756,506 5,068,246 8,987,389 62,551,693
Shares redeemed ............................... (7,694,912) (51,486,054) (53,448,719) (368,002,351)
Net increase (decrease) .......................... 222,721 $1,865,895 2,647,059 $17,677,738
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
.................................................................. 503,207 $2,741,241
Shares issued in reinvestment of distributions ......................................... 71,670 375,328
Shares redeemed .............................................................. (883,530) (4,747,525)
Net increase (decrease) ......................................................... (308,653) $(1,630,956)
Year ended December 31, 2025
Shares sold
a
.................................................................. 1,132,541 $6,113,780
Shares issued in reinvestment of distributions ......................................... 104,408 552,544
Shares redeemed .............................................................. (353,668) (1,845,174)
Net increase (decrease) ......................................................... 883,281 $4,821,150
Class C
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount
Class C Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 60,404 $328,832
Shares issued in reinvestment of distributions ......................................... 7,550 39,550
Shares redeemed
a
............................................................. (31,244) (168,560)
Net increase (decrease) ......................................................... 36,710 $199,822
Year ended December 31, 2025
Shares sold .................................................................. 42,524 $226,880
Shares issued in reinvestment of distributions ......................................... 9,546 50,249
Shares redeemed
a
............................................................. (49,650) (266,929)
Net increase (decrease) ......................................................... 2,420 $10,200
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 1,444 $8,098
Shares issued in reinvestment of distributions ......................................... 1,085 5,689
Shares redeemed .............................................................. (105) (551)
Net increase (decrease) ......................................................... 2,424 $13,236
Year ended December 31, 2025
Shares sold .................................................................. 977 $5,285
Shares issued in reinvestment of distributions ......................................... 1,616 8,515
Shares redeemed .............................................................. (41) (220)
Net increase (decrease) ......................................................... 2,552 $13,580
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 167,984 $918,475
Shares issued in reinvestment of distributions ......................................... 14,994 78,583
Shares redeemed .............................................................. (111,104) (606,518)
Net increase (decrease) ......................................................... 71,874 $390,540
Year ended December 31, 2025
Shares sold .................................................................. 164,903 $879,576
Shares issued in reinvestment of distributions ......................................... 14,813 78,255
Shares redeemed .............................................................. (50,665) (259,434)
Net increase (decrease) ......................................................... 129,051 $698,397
Advisor Class
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Global Bond Enhanced Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount
Advisor Class Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 887,777 $4,898,435
Shares issued in reinvestment of distributions ......................................... 74,773 394,610
Shares redeemed .............................................................. (1,114,061) (5,989,914)
Net increase (decrease) ......................................................... (151,511) $(696,869)
Year ended December 31, 2025
Shares sold .................................................................. 2,013,356 $10,485,985
Shares issued in reinvestment of distributions ......................................... 103,315 550,565
Shares redeemed .............................................................. (755,778) (3,997,665)
Net increase (decrease) ......................................................... 1,360,893 $7,038,885
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.670% Up to and including $200 million
0.620% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.667% 0.519% 0.850%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $450 $5,603 $370
CDSC retained ........................... $363 $4,788 $42
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2026, investments in affiliated management investment companies were as follows:
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $79,642 $869,164 $9,748 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Enhanced Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $10,360,405 $40,391,176 $(32,934,058) $— $— $17,817,523 17,817,523 $254,860
Total Affiliated Securities ... $10,360,405 $40,391,176 $(32,934,058) $— $— $17,817,523 $254,860
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $488,003,039 $359,825,740 $(242,266,245) $— $— $605,562,534 605,562,534 $10,589,335
Total Affiliated Securities ... $488,003,039 $359,825,740 $(242,266,245) $— $— $605,562,534 $10,589,335
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $1,078,828 $11,190,632 $(10,270,208) $— $— $1,999,252 1,999,252 $30,676
Total Affiliated Securities ... $1,078,828 $11,190,632 $(10,270,208) $— $— $1,999,252 $30,676
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2027.
h . Other Affiliated Transactions
At June 30, 2026, Advisers owned  18.1 % of Templeton Sustainable Emerging Markets Bond Fund 's outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2025, the deferred losses were as follows:
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 10,422,567 $ 112,726,378 $ 1,219,927
Long term ............................. 570,626,493 2,594,080,403 2,746,103
Total capital loss carryforwards ............ $581,049,060 $2,706,806,781 $3,966,030
Templeton Global
Bond Enhanced
Fund
Templeton Global
Bond Fund
Late-year ordinary loss ..........................................................
$1,136,720 $22,368,320
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
i
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, were as follows:
6. Credit Risk and Defaulted Securities
At June 30, 2026, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
June 30, 2026 , the aggregate value of these securities for  Templeton Global Bond Enhanced Fund and Templeton Sustainable
Emerging Markets Bond Fund was $0, representing 0.0% of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a
Cost of investments ....................... $285,056,125 $2,839,476,205 $22,404,839
Unrealized appreciation ..................... $15,324,827 $176,024,756 $1,224,841
Unrealized depreciation ..................... (96,269,304) (123,580,400) (1,109,796)
Net unrealized appreciation (depreciation) ....... $(80,944,477) $52,444,356 $115,045
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $12,319,901 $— $4,559,203
Sales .................................. $18,603,429 $169,669,485 $6,289,471
Templeton
Global Bond
Enhanced
Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Credit risk ..................................... 34.8% 21.4% 38.8%
4. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Enhanced Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 193,684
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
481,692 Unrealized depreciation on OTC
forward exchange contracts
3,292,528
Total .................... $481,692 $3,486,212
Templeton Global Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
6,673,038
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
9,514,884 Unrealized depreciation on OTC
forward exchange contracts
33,161,225
Total .................... $9,514,884 $39,834,263
Templeton Sustainable Emerging Markets Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
80,931
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
65,937 Unrealized depreciation on OTC
forward exchange contracts
43,434
Total .................... $65,937 $124,365
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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Notes to Financial Statements (unaudited)

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For the period ended June 30, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of swap contracts and the average month end contract value of forward exchange contracts were as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond Enhanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(189,377) Swap contracts $96,335
Foreign exchange contracts .....
Forward exchange contracts (557,110) Forward exchange contracts (2,241,772)
Total ....................... $(746,487) $(2,145,437)
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts (1,188,308) Swap contracts (1,799,861)
Foreign exchange contracts .....
Forward exchange contracts (39,075,108) Forward exchange contracts (5,935,485)
Total ....................... $(40,263,416) $(7,735,346)
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 2,754 Swap contracts (28,177)
Foreign exchange contracts .....
Forward exchange contracts 67,706 Forward exchange contracts (102,599)
Total ....................... $70,460 $(130,776)
Templeton
Global Bond
Enhanced Fund
Templeton
Global Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap contracts ........................... $5,326,864 $169,510,000 $662,212
Forward exchange contracts ................. 164,397,660 2,088,786,175 7,350,985
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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At June 30, 2026, certain or all Funds with significant OTC derivative assets and liabilities are as follows:
At June 30, 2026, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Enhanced Fund
Forward Exchange Contracts ............................. $ 481,692 $ 3,292,528
Total ............................................. $481,692 $3,292,528
Templeton Global Bond Fund
Forward Exchange Contracts ............................. 9,514,884 33,161,225
Total ............................................. $9,514,884 $33,161,225
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond Enhanced Fund
Counterparty
BNDP ................... $ 26,201 $ (26,201) $ — $ — $ —
BOFA .................... 23,554 — — — 23,554
BZWS ................... 26,360 — — — 26,360
CITI ..................... 71,736 (71,736) — — —
DBAB ................... 68,897 (68,897) — — —
HSBK ................... 128,914 (66,716) — — 62,198
JPHQ ................... 136,030 (136,030) — — —
MSCO ................... — — — — —
Total ................... $481,692 $(369,580) $— $— $112,112
Templeton Global Bond Fund
Counterparty
BNDP ................... 2,568,706 (1,609,483) (959,223) — —
BOFA .................... 957,543 — (957,543) — —
BZWS ................... 1,071,197 — (1,071,197) — —
CITI ..................... 1,041,898 — (1,041,898) — —
DBAB ................... 881,323 (881,323) — — —
HSBK ................... 1,872,353 (1,872,353) — — —
JPHQ ................... 1,121,864 (179,205) (942,659) — —
MSCO ................... — — — — —
Total ................... $9,514,884 $(4,542,364) $(4,972,520) $— $—
2
8. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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At June 30, 2026, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c)  regarding derivative financial instruments.
See Abbreviations on page 57 .
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Global Bond Enhanced Fund
Counterparty
BNDP ................... $ 181,342 $ (26,201) $ — $ — $ 155,141
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... 510,597 (71,736) — (290,000) 148,861
DBAB ................... 354,761 (68,897) — (141,164) 144,700
HSBK ................... 66,716 (66,716) — — —
JPHQ ................... 550,984 (136,030) — (310,000) 104,954
MSCO ................... 1,628,128 — — (1,290,000) 338,128
Total ................... $3,292,528 $(369,580) $— $(2,031,164) $891,784
Templeton Global Bond Fund
Counterparty
BNDP ................... 1,609,483 (1,609,483) — — —
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 2,516,444 (881,323) — (1,078,197) 556,924
HSBK ................... 3,333,482 (1,872,353) — (480,000) 981,129
JPHQ ................... 179,205 (179,205) — — —
MSCO ................... 25,522,611 — — (22,470,000) 3,052,611
Total ................... $33,161,225 $(4,542,364) $— $(24,028,197) $4,590,664
a
At June 30, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2026, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Enhanced Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ —
b
$ —
Foreign Government and Agency Securities .... — 162,718,914 — 162,718,914
U.S. Government and Agency Securities ....... — 14,066,577 — 14,066,577
Escrows and Litigation Trusts ............... — — 34,895 34,895
Short Term Investments ................... 17,817,523 12,478,259 — 30,295,782
Total Investments in Securities ........... $17,817,523 $189,263,750 $34,895 $207,116,168
Other Financial Instruments:
Forward Exchange Contracts ............... $— $481,692 $— $481,692
Total Other Financial Instruments ......... $— $481,692 $— $481,692
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,292,528 $— $3,292,528
Swap Contracts ......................... — 193,684 — 193,684
Total Other Financial Instruments ......... $— $3,486,212 $— $3,486,212
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 2,221,416,417 — 2,221,416,417
U.S. Government and Agency Securities ....... — 95,260,989 — 95,260,989
Short Term Investments ................... 605,562,534 — — 605,562,534
Total Investments in Securities ........... $605,562,534 $2,316,677,406 $— $2,922,239,940
9. Credit Facility
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $9,514,884 $— $9,514,884
Total Other Financial Instruments ......... $— $9,514,884 $— $9,514,884
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 33,161,225 $ — $ 33,161,225
Swap Contracts ......................... — 6,673,038 — 6,673,038
Total Other Financial Instruments ......... $— $39,834,263 $— $39,834,263
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 19,489,292 — 19,489,292
Escrows and Litigation Trusts ............... — — 201 201
Short Term Investments ................... 1,999,252 1,089,567 — 3,088,819
Total Investments in Securities ........... $1,999,252 $20,578,859 $201 $22,578,312
Other Financial Instruments:
Forward Exchange Contracts ............... $— $65,937 $— $65,937
Total Other Financial Instruments ......... $— $65,937 $— $65,937
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 43,434 $ — $ 43,434
Swap Contracts ......................... — 80,931 — 80,931
Total Other Financial Instruments ......... $— $124,365 $— $124,365
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements (unaudited)

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12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Subsequent to the period ended June 30, 2026, shareholder redemptions from Class R Shares exceeded 50% of Class R net assets for Templeton Sustainable Emerging Markets Bond Fund as of June 30, 2026.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
HUF
Hungarian Forint
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NGN
Nigerian Naira
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
PLN
Polish Zloty
RSD
Serbian Dinar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.15%
1-day SOFR ........................ 3.68%

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TEMPLETON INCOME TRUST
(unaudited)
Templeton Global Bond Fund
Templeton Global Bond Enhanced Fund
(formerly Templeton Global Total Return Fund)
Templeton Sustainable Emerging Markets Bond Fund
(each a Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Templeton Income Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund and an investment sub-advisory agreement between FAI and Templeton Asset Management Ltd. (Sub-Adviser), an affiliate of FAI, on behalf of the Templeton Sustainable Emerging
Markets Bond Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement.
Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and with Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Funds to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Funds’ Advisor Class performance information.

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Templeton Global Bond Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global income funds. The Board noted that the Fund’s annualized total return for the three-, five- and 10-year periods was below the median of its Performance Universe, but for the one-year period was above the median of its Performance Universe and in the first (best) quintile of its Performance Universe. They discussed with management the negative impact of currency positioning over the three- and five-year periods. Management explained the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including refinements to the Fund’s investment process and risk management.
Management reported that for the one-year period ended December 31, 2025, the Fund had outperformed its Performance
Universe by 9% and outperformed its benchmark, the FTSE WGBI (USD) Index, by 9.18%. The Board concluded that, taking into consideration all of the discussions with and information provided by management, the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts to improve performance continue to be closely monitored.
Templeton Global Bond Enhanced Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global income funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, for the 5-year period was equal to the median of its Performance
Universe, and for the 10-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Templeton Sustainable Emerging Markets Bond Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets local currency debt funds. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Templeton Global Bond Fund - The Expense Group for the Templeton Global Bond Fund included the Fund and 10 other global income funds. The Board noted that the Management Rate for the Fund was below the median of its Expense Group.
The Board also noted that the actual total expense ratio for the Fund was equal to the median of its Expense Group. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Templeton Global Bond Enhanced Fund - The Expense Group for the Templeton Global Bond Enhanced Fund included the
Fund and nine other global income funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board also noted management’s explanation that the Fund’s
Management Rate was 2.6 basis points above its Expense Group median. Management further explained that the Fund

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currently has a higher allocation to emerging markets debt than its Expense Group, which requires deeper local expertise and active risk management. The Board also noted that effective June 1, 2024, the first two tiers of the Fund’s contractual management breakpoint fee schedule were lowered by 3 basis points. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Templeton Sustainable Emerging Markets Bond Fund - The Expense Group for the Fund included the Fund and five other emerging markets local currency debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board discussed the fifth quintile Management Rate with management and management explained that the Fund’s actual total expense ratio reflected an expense cap on operating expenses, which resulted in an actual management fee of zero being paid by the Fund. The Board further noted that the
Sub-Adviser is paid by FAI out of the management fee FAI receives from the Fund and that the percentage allocation of the fee between FAI and the Sub-Adviser reflects the services provided by each to the Fund. The Board also noted that the Sub-
Adviser is paid a percentage of the “net investment advisory fee” (as defined in the investment sub-advisory agreement) and that the Sub-Adviser was not paid any sub-advisory fee during the Fund’s fiscal year ended December 31, 2025 as the actual management fee paid to FAI was zero. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee rate charged to FAI are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by FAI and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential

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economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board noted that the Templeton Global Bond Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term and that the Templeton Global Bond Enhanced Fund and the Templeton Sustainable Emerging Markets Bond Fund
do not currently have asset sizes that would likely enable the Funds to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

TINT-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 27, 2026